INVESTMENTS - Investments breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS
Investments in associates and joint ventures	R$ 96,373	R$ 140,936
Goodwill	236,360	161,462
Other investments evaluated at fair value through other comprehensive income	26,338	20,048
Total investments accounted for using equity method	R$ 359,071	R$ 322,446